Notes to the statement of financial position - Pension provisions and post-retirement benefits, financing (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation	€ 54,524	€ 54,736	€ 44,994
Fair value of plan assets	54,524	54,736	44,994
Pension provision	54,524	54,736	44,994
Present Value
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation	60,756	61,379	50,589
Fair value of plan assets	60,756	61,379	50,589
Pension provision	60,756	61,379	50,589
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation	(6,232)	(6,643)	(5,595)
Fair value of plan assets	(6,232)	(6,643)	(5,595)
Pension provision	€ (6,232)	€ (6,643)	€ (5,595)